Shareholder Report, Holdings (Details) - C000028538	Apr. 30, 2026
Welltower, Inc. - ABFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Prologis, Inc. - ABFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Equinix, Inc. - ABFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Digital Realty Trust, Inc. - ABFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Simon Property Group, Inc. - ABFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Extra Space Storage, Inc. - ABFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid-America Apartment Communities, Inc. - ABFR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VICI Properties, Inc. - ABFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Goodman Group - ABFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Brixmor Property Group, Inc. - ABFR_11120U105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SectorEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	80.90%
SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	16.10%
SectorHealth Care Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
North America
Holdings [Line Items]
Percent of Net Asset Value	0.50%